Consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
		Apr. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit loss from continued operations, before tax			€ 8,085	€ 6,314	€ 7,334
Profit loss from discontinued operations, before tax				439	69
Proceeds from sale of entity shares	[1]				(6,926)
Proceeds from available-for-sale investments	[2]		32,788	32,540	52,675
Cash and balances with central banks			21,989	18,144	21,458
Interest received			45,014	44,814	47,055
Interest paid			(31,032)	(31,703)	(34,238)
Interest income (expense)			13,982	13,111	12,817
Dividend received2			206	208	137
Dividend paid			€ (2,564)	(2,521)	(1,393)
NN Group [member]
Proceeds from sale of entity shares				1,016	995
Proceeds from available-for-sale investments		€ 1,375
Cash and balances with central banks				€ 128
NN Group [member]
Proceeds from sale of entity shares					7,975
Disposal and redemptions in group companies					€ 997

[1]	In 2015, Disposals and redemptions - group companies included EUR -7,975 million and EUR 997 million related to cash and cash equivalents of NN Group and proceeds from the sale of shares of NN Group resulting in loss of control at the end of May 2015 respectively.
[2]	In 2016, Disposals and redemptions - available-for-sale investments includes EUR 1,375 million proceeds on the divestment of the remaining shareholding in NN Group in April 2016.